Company Background	9 Months Ended
Sep. 30, 2012
Company Background [Abstract]
Company Background

(1)	Company Background
Molycorp, Inc. was formed on March 4, 2010 for the purpose of continuing the business of Molycorp, LLC in corporate form. On April 15, 2010, the members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interest in entities that held member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for Molycorp, Inc. Class A common stock. Accordingly, Molycorp, LLC and its wholly-owned subsidiary, Molycorp Minerals, LLC (“Molycorp Minerals”) became subsidiaries of Molycorp, Inc. (the “Corporate Reorganization”). On June 15, 2010, Molycorp LLC was merged with and into Molycorp Minerals. Molycorp, Inc., together with its consolidated subsidiaries, is referred to herein as the “Company” or “Molycorp.”
The Company acquired the Mountain Pass, California rare earth deposit and associated assets (the “Molycorp Mountain Pass facility”) and assumed certain liabilities from Chevron Mining, Inc. (“Chevron”) on September 30, 2008.
The Molycorp Mountain Pass facility is located in San Bernardino County, California and is the largest rare earth oxide producer outside of China. Rare earth elements (“REEs”) are a group of specialty elements with unique properties that make them critical to many existing and emerging applications including:

•	clean-energy technologies such as hybrid and electric vehicles, wind turbines and compact fluorescent lighting;

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high-technology applications including cell phones, personal digital assistant devices, digital music players, hard disk drives used in computers, computing devices, “ear bud” speakers and microphones, as well as fiber optics, lasers and optical temperature sensors;

•	critical defense applications such as guidance and control systems, communications, global positioning systems, radar and sonar; and

•	advanced water treatment applications, including those for industrial, military, homeland security, domestic and foreign aid use.
The REE group includes 17 elements, namely the 15 lanthanide elements, which are lanthanum, cerium, praseodymium, promethium (which does not occur naturally), neodymium, samarium, europium, gadolinium, terbium, dysprosium, holmium, erbium, thulium, ytterbium, and lutetium, and two elements that have similar chemical properties to the lanthanide elements—yttrium and scandium. The oxides produced from processing REEs are collectively referred to as rare earth oxides (“REOs”). Bastnasite is a mineral that contains REEs.
Operations at the Molycorp Mountain Pass facility began in 1952 under Molybdenum Corporation of America (“MCA”). MCA was purchased by Union Oil of California (“Unocal”) in 1977. In 2002, mining operations were suspended at the Molycorp Mountain Pass facility primarily due to softening prices for REOs and a lack of additional tailings disposal capacity. Chevron Corporation purchased Unocal in 2005.
Prior to the acquisition, operations at the Molycorp Mountain Pass facility had been suspended with the exception of a pilot processing project to recover neodymium from lanthanum stockpiles produced prior to Chevron’s ownership of Mountain Pass. The neodymium from lanthanum (“NFL”) pilot processing project was undertaken to improve the facility’s REE processing techniques. From June 12, 2008 (Inception) through March 31, 2010, revenue was generated primarily from the sale of products associated with the NFL pilot processing project, which concluded in February 2010. In April 2010, the Company commenced the second pilot processing campaign to recover cerium, lanthanum, didymium (a combination of neodymium and praseodymium) and samarium/europium/gadolinium concentrate from bastnasite concentrate stockpiles.
On April 1, 2011, Molycorp completed the acquisition of a 90.023% controlling stake in AS Silmet located in Sillamäe, Estonia (now known as Molycorp Silmet AS or Molycorp Sillamäe), one of only two rare earth processing facilities in Europe. On October 24, 2011, the Company acquired the remaining 9.977% ownership interest in Molycorp Sillamäe for $10.0 million in cash (see Note 5).
On April 15, 2011, Molycorp completed the acquisition of Santoku America, Inc. based in Tolleson, Arizona (now known as Molycorp Metals and Alloys, Inc. or Molycorp Tolleson), the only producer of rare earth alloys in the United States (see Note 5).
On August 22, 2011, Molycorp opened an office in Tokyo, Japan to provide customer support as well as consulting and technical services to its customers in Japan. Total capital invested for the opening of the office in Tokyo was $0.7 million as of December 31, 2011.